Long-Term Debt - Revolving Credit Facility and Term Loan (Narrative) (Details)			1 Months Ended		12 Months Ended
	Nov. 03, 2015 USD ($)	Oct. 05, 2015 USD ($)	Apr. 30, 2017 USD ($)	Nov. 30, 2016 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jul. 10, 2015 USD ($)
Debt Instrument [Line Items]
Net proceeds from borrowings transferred					$ 44,720,000	$ 49,176,000	$ 532,578,000
Unamortized deferred financing costs expensed					$ 4,714,000	4,584,000	702,000
Credit Agreement
Debt Instrument [Line Items]
Borrowing capacity		$ 925,000,000.0						$ 750,000,000.0
Total debt to EDITDA ratio on last day of fiscal quarter					4.5
Revolving credit facility | Credit Agreement
Debt Instrument [Line Items]
Borrowing capacity		$ 680,000,000
Indebtedness incurred	$ 300,000,000
Unamortized deferred financing costs expensed					$ 1,700,000	$ 1,600,000
Outstanding letters of credit					39,700,000
Undrawn capacity					640,300,000
Amount available for additional borrowings					585,200,000
Interest rate increase until first anniversary (as a percent)		1.00%
Interest rate increase following first anniversary (as a percent)		1.50%
Weighted average annual interest rate						5.00%
Percent of voting equity interests securing EESLP's obligations		65.00%
Term loan facility due November 2017
Debt Instrument [Line Items]
Unamortized deferred financing costs expensed					700,000	$ 2,900,000	$ 400,000
Term loan facility due November 2017 | Credit Agreement
Debt Instrument [Line Items]
Borrowing capacity		$ 245,000,000
Indebtedness incurred	245,000,000
Borrowings outstanding repaid			$ 232,800,000	$ 12,300,000
Unamortized deferred financing costs expensed					1,700,000
Annual interest rate						6.80%
Archrock
Debt Instrument [Line Items]
Net proceeds from borrowings transferred					$ 19,700,000	$ 49,200,000
Archrock | EESLP | Credit Agreement
Debt Instrument [Line Items]
Net proceeds from borrowings transferred	$ 532,600,000
LIBOR | Minimum | Revolving credit facility | Credit Agreement
Debt Instrument [Line Items]
Basis spread on variable rate		1.50%
LIBOR | Minimum | Term loan facility due November 2017 | Credit Agreement
Debt Instrument [Line Items]
Basis spread on variable rate		1.00%
LIBOR | Maximum | Revolving credit facility | Credit Agreement
Debt Instrument [Line Items]
Basis spread on variable rate		2.75%
LIBOR | Maximum | Term loan facility due November 2017 | Credit Agreement
Debt Instrument [Line Items]
Basis spread on variable rate		5.75%
Base Rate | Term loan facility due November 2017 | Credit Agreement
Debt Instrument [Line Items]
Basis spread on variable rate		4.75%
Base Rate | Minimum | Revolving credit facility | Credit Agreement
Debt Instrument [Line Items]
Basis spread on variable rate		0.50%
Base Rate | Maximum | Revolving credit facility | Credit Agreement
Debt Instrument [Line Items]
Basis spread on variable rate		1.75%
Federal funds effective rate | Revolving credit facility | Credit Agreement
Debt Instrument [Line Items]
Basis spread on variable rate		0.50%
One-month LIBOR | Revolving credit facility | Credit Agreement
Debt Instrument [Line Items]
Basis spread on variable rate		1.00%